1(212) 318-6275

rachaelschwartz@paulhastings.com

April 16, 2013

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Series, Inc. (the “Corporation”)

Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Corporation. As indicated on the facing page, the Corporation proposes that the filing become effective on May 16, 2013, pursuant to Rule 488(a) under the Securities Act of 1933. This Registration Statement is being filed in connection with the proposed reorganization of the Focused Small-Cap Value Portfolio, a series of the Trust into SunAmerica Strategic Value Portfolio, also a series of the Trust.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP

cc: John E. McLean, Esq., SunAmerica Asset Management Corp.

Paul Hastings LLP | 75 East 55th Street | New York, NY 10022

t: +1.212.318.6000 | www.paulhastings.com